Annual Fund Operating Expenses - Transamerica Morgan Stanley Global Allocation VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.68%	[1],[2]
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Interest expense	0.10%	[3]
All other expenses	0.07%
Total annual fund operating expenses	0.85%
Fee waiver and/or expense reimbursement	0.03%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.82%
Service
Operating Expenses:
Management fees	0.68%	[1],[2]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Interest expense	0.10%	[3]
All other expenses	0.07%
Total annual fund operating expenses	1.10%
Fee waiver and/or expense reimbursement	0.03%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.07%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.
[2]	Management fees include the management fees borne by the portfolio as the sole shareholder of the Subsidiary (defined below). Transamerica Asset Management, Inc. (“TAM”) has contractually agreed to waive a portion of the portfolio's management fee in an amount equal to the management fee paid to TAM by the Subsidiary. The Subsidiary has entered into a separate contract with the portfolio's investment manager, TAM, for the management of the Subsidiary portfolio pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the portfolio. This management fee waiver, which is reflected in the “fee waiver and/or expense reimbursement” line, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.
[3]	Interest expense results from the portfolio’s use of certain investments, such as sale-buyback transactions. Any interest expense amount will vary based on the portfolio’s use of those investments.